Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Lease Obligations [Abstract]
Schedule of Minimum Lease Payments

The Company is committed to minimum operating lease payments as follows:

Maturity Analysis	March 31, 2025
$
Year 1	116,000
Year 2	469,369
Year 3	313,230
Year 4	-
Year 5	-
Total undiscounted operating lease liabilities	898,599
Less: imputed interest	(50,005)
Present value of operating lease liabilities	848,594

Less: Current portion of operating lease liabilities	(429,247)
Non-current portion of operating lease liabilities	(419,347)

The Company is committed to minimum lease payments as follows:

Maturity Analysis	June 30, 2024
$

Year 1	364,887
Year 2	366,753
Year 3	313,231
Year 4	-
Year 5	-
More than five years	-
Total undiscounted lease liabilities(1)	1,044,871
Less: imputed interest	(82,209)
Present value of lease liabilities	962,662

Less: Current portion of lease liabilities	(317,797)
Non-current portion of lease liabilities	(644,865)